Investment Property Under Development (Details Textual) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investment Property under Development [Abstract]
Description of investment property development	Lands for future development are measured at fair value, using among other the Comparative Method (52.8% in fair value terms).
Percentage of fair value investment property under development	89.40%
Percentage of lands assessed by external appraisers	89.40%
Capitalized to property under development borrowing costs	₪ 6	₪ 89
Capitalized direct incremental costs, including payroll expenses		20
Land plots under leasehold	₪ 320	₪ 620